Notes to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Statement [Abstract]
Notes to consolidated statements of cash flows
3
5
. Notes to consolidated statements of cash flows
Major
non-cash
transactions
During the year, the Group had
non-cash
additions to
right-of-use
assets and lease liabilities (including
COVID-19
concessions) of Euro18,268 thousand and Euro15,606 thousand, respectively, in respect of lease arrangements for real estate
and
other
equipment
(2021: Euro37,557 thousand and Euro36,527 thousand; 2020: Euro7,872 thousand and Euro14,232 thousand)
.
Proceeds from disposal of long-term assets

	For the years ended December 31,

(Euro thousands)	2022	2021	2020

Net book valu e	1,940	1,101	32,402
Net gain on disposals (Note 11)	964	24,014	40,307

Total proceeds from disposal of long-term assets	2,904	25,115	72,709

Changes in liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Group’s consolidated statements of cash flows from financing activities.

(Euro thousands)	Borrowings	Lease liabilities	Interest payable

As at January 1, 2020	62,594	169,410	495
Changes from financing cash flows	(20,741)	(41,601)	—
Interest paid	—	—	(3,327)
Conversion of debt to equity	(23,434)	—	—
New leases	—	16,594	—
Contract modifications	—	(4,082)	—
Disposals	—	(593)	—
Interest expense	—	7,730	3,478
COVID-19-related rent concessions from lessors	—	(2,362)	—
Foreign exchange movement	418	(8,211)	(47)

As at December 31, 2020	18,837	136,885	599
Changes from financing cash flows	59,587	(40,691)	—
Interest paid	—	—	(1,521)
Conversion of debt to equity	(25,035)	—	—
Debt forgiveness by the Group’s shareholder	(7,380)	—	—
Business combination	13,159	13,312	—
New leases	—	36,607	—
Contract modifications	—	(15,132)	—
Disposals	—	(1,821)	—
Interest expense	—	5,586	5,357
COVID-19-related rent concessions from lessors	—	(80)	—
Foreign exchange movement	7,603	5,393	193

As at December 31, 2021	66,771	140,059	4,628
Changes from financing cash flows	(34,288)	(41,364)	—
Interest paid	—	—	(15,808)
New leases	—	15,606	—
Contract modifications	—	19,922	—
Disposals	—	(2,516)	—
Interest expense	—	6,658	11,995
Foreign exchange movement	1,002	2,226	(807)

As at December 31, 2022	33,485	140,591	8

Total cash outflow for leases
The total cash outflow for leases included in the statement of cash flows is as follows:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Within operating activitie s	(22,614)	(13,625)	(5,690)
Within investing activities	(1,454)	22,997	(357)
Within financing activities	(41,364)	(40,691)	(41,601)

Total cash outflow for leases	(65,432)	(31,319)	(47,648)